JPMorgan California Municipal Money Market Fund Expense Example - Premier Shares [Member] - JPMorgan California Municipal Money Market Fund - Premier	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	$ 612